Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email: CassidyLaw@aol.com

Telephone: 949/673-4510

Fax: 949/673-4525

November 14, 2016

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Digital Donations Technologies, Inc.

Greetings:

I attach for filing the Digital Donations Technologies, Inc. registration statement on Form S-1.

I serve as counsel to the company and you may send correspondence to me at: lwcassidy@aol.com. My cell phone is 202-415-3563.

Correspondence can be sent to the Chief Executive Officer of the Company, Keith Orlean at info@digitaldonations.org.

Sincerely,

Lee W. Cassidy